Schedule of antidilutive securities excluded from computation of earnings per share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss per share attributable to ordinary shareholders
Convertible shares for loan from third parties			68